FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of financial liabilities that were accounted for at fair value on a recurring basis

June 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible note-Quantum	$4,697,050	$—	$—	$4,697,050
ELOC	$638,321	$—	$—	$638,321
Additional Bridge Note	$397,408	$—	$—	$397,408
Exchange Note	$5,666,873	$—	$—	$5,666,873

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Note	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Schedule of key inputs into the investor note bifurcated derivative, PWERM for the PIPE Forward Contracts, Additional bridge note and exchange note

	As of
	June 24, 2024
Stock Price	$12.11
Exercise Price	$12.11
Volatility	105.00%
Risk free rate of return	4.46%
Expected term (in years)	3	years

Schedule of change in the fair value of the Level 3 financial liabilities

	Extension Note
	Bifurcated	Exchange	Quantum	Additional
	Derivative	Note	Note	Bridge Note	ELOC	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	4,618,234
Settlement of Exchange Note	(33,000)	—	—	—	—	(33,000)
Change in fair value	—	(489,052)	78,816	(69,238)	(56,191)	(535,665)
Fair value as of June 30, 2024	$—	$5,666,873	$4,697,050	$397,408	$638,321	$11,399,652

Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Schedule of gross holding loss and fair value of held-to-maturity securities

	Trading Securities	Level	Fair Value
December 31, 2023	Money Market Funds	1	$1,368,637

	Trading Securities	Level	Fair Value
December 31, 2022	Money Market Funds	1	$7,527,369

Schedule of financial liabilities that were accounted for at fair value on a recurring basis

December 31, 2023	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$22,872	$—	$—	$22,872
ELOC	$203,720	$—	$—	$203,720
Additional Bridge Note	$102,726	$—	$—	$102,726
Exchange Note	$2,621,558	$—	$—	$2,621,558

December 31, 2022	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

Schedule of key inputs into the Monte Carlo simulation model for Bridge Note Bifurcated Derivative

	November 21, 2023	December 31, 2022
CCC bond rates	n/a	15.09%
Risk-free interest rate	5.38%	n/a
Stock price	$12.64	n/a
Volatility	0.1%	n/a
Weighted term	0.61	n/a
Probability of early termination/repayment – business combination not completed	—%	5%
Probability of early termination/repayment – business combination completed, or PIPE completed	—%	95%
Probability of completing a business combination by March 31, 2023	—%	50%
Probability of completing a business combination by June 30, 2023	—%	50%

Schedule of change in the fair value of the Level 3 financial liabilities

		Bridge Note -	Extension Note -
	Forward	Bifurcated	Bifurcated
	Contract	Derivative	Derivative
Fair value as of December 31, 2022	$170,666	$364,711	$—
Initial value of Extension Note – Bifurcated Derivative May 5, 2023	—	—	24,502
Change in valuation inputs or other assumptions	529,840	(120,267)	(1,630)
Derecognized value at termination date	(700,506)	(244,444)	—
Fair value as of December 31, 2023	$—	$—	$22,872

	Exchange	Additional
	Note	Bridge Note	ELOC
Fair value as of January 1, 2023	$—	$—	$—
Initial value of Extension Note, Additional Bridge Note and ELOC November 21, 2023	2,523,744	100,000	204,039
Change in valuation inputs or other assumptions	(97,814)	2,726	(318)
Fair value as of December 31, 2023	$2,621,558	$102,726	$203,720

		Bridge Note -	Extension Note -
	Forward	Bifurcated	Bifurcated
	Contract	Derivative	Derivative
Fair value at October 5, 2022 (Initial measurement)	$—	$278,404	$—
Fair value at October 6, 2022 (Initial measurement)	—	—	—
Change in valuation inputs or other assumptions	170,666	86,307	—
Fair value as of December 31, 2022	$170,666	$364,711	$—

Extension Note - Bifurcated Derivative | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative, PWERM for the PIPE Forward Contracts, Additional bridge note and exchange note

	December 31, 2023	May 5, 2023
Risk-free interest rate	—%	5.13%
CCC bond rates	12.96%	14.69%
Expected term (years)	0.25	0.38
Probability of completing a business combination by August 30, 2023	—%	25%
Probability of completing a business combination by September 30, 2023	—%	75%
Probability of completing a business combination by December 31, 2023	—%	—%
Probability of completing a business combination by March 31, 2024	100%	—%

Additional Bridge Notes | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative, PWERM for the PIPE Forward Contracts, Additional bridge note and exchange note

	December 31, 2023	November 21, 2023
Risk-free interest rate	5.40%	5.48%
Expected term (years)	0.25	0.36
Volatility	95%	95%
Stock price	$2.00	$2.00
Debt discount rate	39.7%	41.5%
Probability of early termination/repayment – business combination not completed	20%	20%
Probability of completing a business combination by March 31, 2024	80%	80%

Exchange Note | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative, PWERM for the PIPE Forward Contracts, Additional bridge note and exchange note

	December 31, 2023	November 21, 2023
Risk-free interest rate	5.21%	5.48%
Expected term (years)	0.71	0.61
Volatility	95%	96%
Stock price	$2.00	$2.00
Debt discount rate	47.54%	49.17%
Probability of completing a business combination by March 31, 2024	80%	80%

ELOC | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative, PWERM for the PIPE Forward Contracts, Additional bridge note and exchange note

	December 31, 2023	November 21, 2023
Risk-free interest rate	3.99%	4.57%
Expected term (years)	3.25	3.36
Volatility	96.4%	96.4%
Stock price	$2.00	$2.00
Probability of completing a business combination by March 31, 2024	80%	80%

PIPE Forward Contract | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the investor note bifurcated derivative, PWERM for the PIPE Forward Contracts, Additional bridge note and exchange note

	June 30, 2023	December 31, 2022	October 6, 2022
Risk-free interest rate	5.43%	4.76%	4.00%
Expected term (years)	0.23	0.37	0.61
Probability of completing a business combination	75%	95%	90%